Loans from a Related Party, a Cost Method Investee (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 17, 2017 CNY (¥)	Aug. 10, 2017 USD ($)	Aug. 10, 2017 CNY (¥)
Loans from a Related Party, a Cost Investment Investee (Textual)
Interest expense charged for loans from cost method investee	$ 2,639,945	$ 2,530,586	$ 1,818,656
Loans receivable	92,580,666	117,262,095
Penalties for default payment	2,448,498	882,864
Xinjiang Microcredit Refinancing Co, Ltd. [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Interest expense charged for loans from cost method investee	191,447	1,647,722	$ 1,818,656
Loans payable | ¥				¥ 25,000,000
Loans receivable					$ 3,744,196	¥ 25,000,000
Feng Hui [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Loans receivable	$ 21,140,000	$ 22,350,000